Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 - PROPERTY, PLANT AND EQUIPMENT:

A.	The composition of assets, grouped by major classifications and accumulated depreciation, is as follows (U.S. dollars in thousands):

	December 31
	2025	2024
Cost:
Plant (new production facility)	$5,100	$5,088
Computers and equipment	697	685
Leasehold improvements	445	445
Office furniture and equipment	147	145
Vehicles	13	13
	6,402	6,376
Less - Accumulated depreciation	(2,045)	(1,484)
Property, Plant and Equipment, Net	$4,357	$4,892

B.	Depreciation expenses totaled $561 thousand, $228 thousand and $120 thousand for the years ended December 31, 2025, 2024 and 2023, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company disposed of property and equipment in the net amount of $0 thousand, $0 thousand and $8 thousand, respectively.

As of December 31, 2025 and 2024, all the property, plant and equipment are located in Israel.

C.	New production facility in Dimona

In August 2022, the Company began the construction of its newly upgraded production facility in Dimona, Israel, which commenced operations in October 2024.

The new production facility includes inter-connectivity and smart automation of production in the production of bGenTM TES modules.

The total cost of the facility includes capitalized borrowing costs of $248 thousand and is net of investment grants of $239 thousand.

D.	Rotem 1 project

Following the closure decision of the subsidiary’s project from 2022, during 2024, the Company wrote-off the remaining value of the main asset of the Israeli subsidiary (see Note 13G). In August 2025 the subsidiary was liquidated in legal proceedings.